UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

     ITEM 1.   SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
APPRECIATION PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Shares	Security	Value

COMMON STOCKS — 95.0%
CONSUMER DISCRETIONARY — 7.6%
Hotels, Restaurants & Leisure — 1.5%
190,600	Marcus Corp.	$3,064,848
126,000	McDonald’s Corp.	7,774,200

	Total Hotels, Restaurants & Leisure	10,839,048

Internet & Catalog Retail — 0.6%
63,650	Amazon.com Inc. *	4,631,174

Media — 4.7%
236,500	Cablevision Systems Corp., New York Group, Class A Shares	5,950,340
469,640	Comcast Corp., Class A Shares	9,219,033
8,300	Gannett Co. Inc.	140,353
469,550	Time Warner Inc.	6,155,800
450,000	Walt Disney Co.	13,810,500

	Total Media	35,276,026

Specialty Retail — 0.8%
160,130	Home Depot Inc.	4,145,766
63,000	Staples Inc.	1,417,500

	Total Specialty Retail	5,563,266

	TOTAL CONSUMER DISCRETIONARY	56,309,514

CONSUMER STAPLES — 11.8%
Beverages — 1.3%
133,000	PepsiCo Inc.	9,478,910

Food & Staples Retailing — 3.2%
400,000	Wal-Mart Stores Inc.	23,956,000

Food Products — 3.3%
95,670	Cadbury PLC, ADR	3,916,730
94,790	General Mills Inc.	6,513,969
72,600	H.J. Heinz Co.	3,627,822
331,213	Kraft Foods Inc., Class A Shares	10,847,226

	Total Food Products	24,905,747

Household Products — 4.0%
147,000	Kimberly-Clark Corp.	9,531,480
287,396	Procter & Gamble Co.	20,028,627

	Total Household Products	29,560,107

	TOTAL CONSUMER STAPLES	87,900,764

ENERGY — 13.1%
Energy Equipment & Services — 1.4%
256,760	Nabors Industries Ltd. *	6,398,459
52,880	Schlumberger Ltd.	4,129,399

	Total Energy Equipment & Services	10,527,858

Oil, Gas & Consumable Fuels — 11.7%
130,400	Anadarko Petroleum Corp.	6,325,704
157,000	BP PLC, ADR	7,876,690
142,140	Devon Energy Corp.	12,963,168
724,150	El Paso Corp.	9,240,154
82,164	EnCana Corp.	5,400,640
288,785	Exxon Mobil Corp.	22,427,043
346,552	Newfield Exploration Co. *	11,086,199
39,000	Petroleo Brasileiro SA, ADR	1,714,050
127,040	SandRidge Energy Inc. *	2,489,984
319,103	Spectra Energy Corp.	7,594,651

	Total Oil, Gas & Consumable Fuels	87,118,283

	TOTAL ENERGY	97,646,141

See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

EXCHANGE TRADED FUND — 0.5%
48,000	SPDR Gold Trust *	$4,083,360

FINANCIALS — 14.0%
Capital Markets — 0.4%
94,950	Bank of New York Mellon Corp.	3,093,471

Commercial Banks — 0.8%
160,600	Wells Fargo & Co.	6,027,318

Diversified Financial Services — 2.0%
79,000	Bank of America Corp.	2,765,000
261,358	JPMorgan Chase & Co.	12,205,419

	Total Diversified Financial Services	14,970,419

Insurance — 7.8%
86,650	AFLAC Inc.	5,090,688
245	Berkshire Hathaway Inc., Class A Shares *	31,997,000
462,920	Travelers Cos. Inc.	20,923,984

	Total Insurance	58,011,672

Real Estate Investment Trusts (REITs) — 1.5%
745,500	Annaly Capital Management Inc.	10,026,975
168,220	Chimera Investment Corp.	1,044,646

	Total Real Estate Investment Trusts (REITs)	11,071,621

Real Estate Management & Development — 0.9%
209,970	Forest City Enterprises Inc., Class A Shares	6,439,780

Thrifts & Mortgage Finance — 0.6%
161,810	Hudson City Bancorp Inc.	2,985,394
359,770	Radian Group Inc.	1,813,241

	Total Thrifts & Mortgage Finance	4,798,635

	TOTAL FINANCIALS	104,412,916

HEALTH CARE — 8.6%
Biotechnology — 0.4%
49,000	Amgen Inc. *	2,904,230

Health Care Equipment & Supplies — 0.6%
97,500	Medtronic Inc.	4,884,750

Health Care Providers & Services — 0.4%
110,600	UnitedHealth Group Inc.	2,808,134

Pharmaceuticals — 7.2%
189,499	Abbott Laboratories	10,911,352
64,000	Bristol-Myers Squibb Co.	1,334,400
48,020	Eli Lilly & Co.	2,114,321
352,000	Johnson & Johnson	24,386,560
93,500	Novartis AG, ADR	4,940,540
328,000	Pfizer Inc.	6,048,320
207,290	Schering-Plough Corp.	3,828,646

	Total Pharmaceuticals	53,564,139

	TOTAL HEALTH CARE	64,161,253

INDUSTRIALS — 15.0%
Aerospace & Defense — 2.2%
137,600	Honeywell International Inc.	5,717,280
196,050	Raytheon Co.	10,490,635

	Total Aerospace & Defense	16,207,915

Air Freight & Logistics — 1.6%
191,910	United Parcel Service Inc., Class B Shares	12,069,220

Commercial Services & Supplies — 2.9%
165,190	Covanta Holding Corp. *	3,954,649
See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Commercial Services & Supplies — 2.9% (continued)
127,202	Pitney Bowes Inc.	$4,230,738
424,000	Waste Management Inc.	13,351,760

	Total Commercial Services & Supplies	21,537,147

Industrial Conglomerates — 7.8%
126,550	3M Co.	8,644,630
709,050	General Electric Co.	18,080,775
135,030	McDermott International Inc. *	3,450,017
286,000	Tyco International Ltd.	10,015,720
297,700	United Technologies Corp.	17,879,862

	Total Industrial Conglomerates	58,071,004

Machinery — 0.5%
97,470	Dover Corp.	3,952,409

	TOTAL INDUSTRIALS	111,837,695

INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 2.6%
679,905	Cisco Systems Inc. *	15,338,657
96,100	QUALCOMM Inc.	4,129,417

	Total Communications Equipment	19,468,074

Computers & Peripherals — 2.9%
16,600	Apple Inc. *	1,886,756
553,360	EMC Corp. *	6,618,186
110,040	International Business Machines Corp.	12,870,278

	Total Computers & Peripherals	21,375,220

Internet Software & Services — 2.5%
20,604	Google Inc., Class A Shares *	8,252,314
292,605	VeriSign Inc. *	7,631,138
163,000	Yahoo! Inc. *	2,819,900

	Total Internet Software & Services	18,703,352

IT Services — 1.3%
220,000	Automatic Data Processing Inc.	9,405,000

Semiconductors & Semiconductor Equipment — 1.6%
439,215	Intel Corp.	8,226,497
673,900	LSI Corp. *	3,612,104

	Total Semiconductors & Semiconductor Equipment	11,838,601

Software — 3.1%
584,000	Microsoft Corp.	15,586,960
377,500	Oracle Corp. *	7,667,025

	Total Software	23,253,985

	TOTAL INFORMATION TECHNOLOGY	104,044,232

MATERIALS — 6.0%
Chemicals — 4.4%
239,000	Celanese Corp., Series A Shares	6,670,490
106,351	Cytec Industries Inc.	4,138,118
190,000	E.I. du Pont de Nemours & Co.	7,657,000
56,500	Monsanto Co.	5,592,369
154,450	PPG Industries Inc.	9,007,524

	Total Chemicals	33,065,501

Metals & Mining — 0.9%
166,500	Alcoa Inc.	3,759,570
51,400	Freeport-McMoRan Copper & Gold Inc., Class B Shares	2,922,090

	Total Metals & Mining	6,681,660

See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Paper & Forest Products — 0.7%
82,000	Weyerhaeuser Co.	$4,967,560

	TOTAL MATERIALS	44,714,721

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 3.2%
676,400	AT&T Inc.	18,885,088
160,500	Verizon Communications Inc.	5,150,445

	TOTAL TELECOMMUNICATION SERVICES	24,035,533

UTILITIES — 1.2%
Electric Utilities — 0.6%
244,500	Duke Energy Corp.	4,261,635

Independent Power Producers & Energy Traders — 0.6%
192,381	NRG Energy Inc. *	4,761,430

	TOTAL UTILITIES	9,023,065

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $615,350,014)	708,169,194

Face
Amount

SHORT-TERM INVESTMENT — 5.4%
Repurchase Agreement — 5.4%
$39,971,000	Interest in $482,010,000 joint tri-party repurchase agreement dated 9/30/08 with Greenwich Capital Markets Inc., 1.500% due 10/1/08; Proceeds at maturity — $39,972,665; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 10/2/08 to 7/6/28; Market value — $40,770,519) (Cost — $39,971,000)	39,971,000

	TOTAL INVESTMENTS — 100.4% (Cost — $655,321,014#)	748,140,194
	Liabilities in Excess of Other Assets — (0.4)%	(2,906,204)

	TOTAL NET ASSETS — 100.0%	$745,233,990

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Porftolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principals (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	September 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$748,140,194	$708,169,194	$39,971,000	—
3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$144,508,211
Gross unrealized depreciation	(51,689,031)

Net unrealized appreciation	$92,819,180

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 26, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 26, 2008